CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net loss	$ (28,720)	$ (14,972)	$ (22,740)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation	1,229	871	592
Share based compensation expenses	7,054	1,020	4,733
Tax benefit related to exercise of share options	440	234	84
Share-based compensation expenses related to warrants granted in connection with credit line	273
Deferred income taxes, net	(16)	(71)	(14)
Decrease (increase) in trade receivables	125	(580)	(181)
Increase in prepaid expenses and other current and long-term assets	(2,849)	(1,266)	(995)
Increase in trade payables	1,894	964	811
Increase in employees and payroll accruals	3,401	567	616
Increase in short term and long term deferred revenues	18,751	8,803	5,048
Increase in accrued expenses and other current liabilities	2,643	820	1,320
Other, net	18	2	127
Net cash provided by (used in) operating activities	4,243	(3,608)	(10,599)
Cash flows from investing activities:
Proceeds from restricted deposits	250	1,714	531
Investment in restricted deposits	(1,020)	(86)	(3,337)
Purchase of property and equipment	(3,070)	(947)	(1,754)
Proceeds from sale property and equipment		2	7
Net cash provided by (used in) investing activities	(3,840)	683	(4,553)
Cash flows from financing activities:
Proceeds from issuance of Preferred shares, net			20,855
Proceeds from issuance of Ordinary Shares in IPO, net	93,694
Proceeds from exercise of options	519	61	170
Proceeds from Credit line utilization	5,000
Credit line repayment	(5,000)
Net cash provided by financing activities	94,213	61	21,025
Effect of exchange rate on cash and cash equivalents	(868)
Increase (decrease) in cash and cash equivalents	93,748	(2,864)	5,873
Cash and cash equivalents at the beginning of the period	7,510	10,374	4,501
Cash and cash equivalents at the end of the period	101,258	7,510	10,374
Supplemental disclosure of cash flow activities:
Non-cash purchase of property and equipment	126
Accrued issuance costs	130
Cash paid during the year for interest	262
Cash paid during the year for taxes	$ 751	$ 105	$ 4